Equity Method Investment (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments
Total carrying amount	$ 1,001,140	$ 19,010,818
Impairment loss	7,264,781	38,265,294
VisionChina Media Inc
Schedule of Equity Method Investments
Underlying equity in net assets	1,001,140	16,559,187
Acquired intangible assets, net		2,451,631
Total carrying amount	1,001,140	19,010,818
Quoted market price	$ 0.15	$ 1.24
Aggregate market value	$ 2,299,696	$ 19,010,818